ROYALTY, STREAM, AND OTHER INTERESTS	12 Months Ended
May 31, 2019
Royalty Interests And Deferred Acquisition Costs [Abstract]
ROYALTY, STREAM, AND OTHER INTERESTS
4.	ROYALTY, STREAM, AND OTHER INTERESTS

	Coeur	Alamos	Other
	stream and	royalty	royalty
	royalty interests	interests	interests	Total
As at May 31, 2017	$-	$-	$2,759,645	$2,759,645
Matamec acquisitions	-	-	1,513,728	1,513,728
Coeur acquisitions	15,965,335	-	-	15,965,335
Akasaba West acquisition		-	261,753	261,753
Other acquisition costs	13,203	-	6,059	19,262
Depletion	(3,689,838)	-	-	(3,689,838)
Recoveries	(240,296)	-	-	(240,296)
Currency translation adjustments	441,374	-	-	441,374
As at May 31, 2018	12,489,778	-	4,541,185	17,030,963
Alamos acquisitions	-	9,960,221	-	9,960,221
ValGold acquisitions	-	-	8,217,300	8,217,300
Santa Gertrudis acquisitons	-	-	15,108,224	15,108,224
COSE acquisitions	-	-	2,093,218	2,093,218
15 Mile Stream acquisitions	-	-	5,691,629	5,691,629
Other additions	107,998	-	351,818	459,816
Depletion	(2,415,942)	-	-	(2,415,942)
Recoveries	(105,273)	-	-	(105,273)
Currency translation adjustments	220,227	-	-	220,227
As at May 31, 2019	$10,296,788	$9,960,221	$36,003,374	$56,260,383

Historical costs	$16,402,568	$9,960,221	$36,003,374	$62,366,163
Accumulated depletion	$(6,105,780)	$-	$-	$(6,105,780)

For transactions prior to the comparative reporting period, please refer to the Company’s past audited financial statements on SEDAR at www.sedar.com.

Alamos acquisitions

In April 2019, the Company entered into a purchase and sale agreement to acquire a portfolio eighteen of net smelter return (“NSR”) royalties and options to acquire NSR royalties from Alamos Gold Inc. and its affiliates (collectively, “Alamos”) for total consideration of US$8,240,000 payable in common shares of the Company. As at the reporting date, the Company completed the acquisition and issued 8,219,009 common shares (valued at $1.16 per share on April 16, 2019). The Company incurred $426,171 of acquisition costs. The aggregate purchase price of $9,960,221 is allocated to each component based on its proportionate fair value within the portfolio of assets acquired. The Company acquired the following key non-current assets:

Wasamac

A 1.5% NSR royalty payable by Monarch Gold Corp. (“Monarch Gold”) on the claims for the Wasamac gold project located in Quebec, Canada.

El Realito

The Company acquired a 2.0% NSR royalty payable by Agnico Eagle on the claims for the El Realito mineralized system located in Sonora, Mexico. The NSR royalty is subject to a buy back option where the operator may purchase half of the NSR royalty (being 1%) for US$4,000,000. In addition, the operator had a right of first refusal (“ROFR”) to purchase the entire NSR royalty for US$5,000,000 during the ROFR period, which expired subsequent to year-end.

La Fortuna option

The Company was granted a two-year option to acquire a 1.0% NSR royalty payable by Minera Alamos Inc. (“Minera Alamos”) on the La Fortuna project located in Durango, Mexico for US$1,000,000. The upfront option payment of US$400,000 was paid by common shares of the Company, with an additional US$600,000 due upon the exercising of the option. The upfront option payment made is fully refundable if the Company does not exercise within two years.

Subsequent to May 31, 2019, the Company and Alamos amended the purchase and sale agreement to remove one NSR royalty and include the purchase of an additional NSR royalty for common shares of the Company.

15 Mile Stream acquisition

In February 2019, the Company entered into a purchase and sale agreement to acquire a 1.0% NSR royalty on Atlantic Gold Corporation’s 15 Mile Stream project for US$4,000,000, which included $2,920,720 or US$2,200,000 in cash and 2,619,000 common shares (valued at $1.04 per share on February 12, 2019). The Company incurred $53,309 in acquisition costs. This NSR royalty is in connection with two claims which covers the Egerton-Maclean, Hudson, 149 East Zone, and the majority of the Plenty deposit, which collectively comprise the 15 Mile Stream project located in Nova Scotia, Canada. This NSR royalty covers all metals minded or otherwise recovered from the 15 Mile Stream project. Atlantic Gold was subsequently acquired by St. Barbara Ltd. (“St. Barbara”).

Dufferin East acquisition

In January 2019, the Company acquired a 1.0% NSR royalty for $315,000 in cash on the Dufferin East project located in Nova Scotia, Canada, which is operated by Resource Capital Gold Corp. The Company incurred $24,246 of acquisition costs.

Cap-Oeste Sur East acquisition

In December 2018, the Company entered into a definitive agreement to acquire a 1.5% NSR royalty for $2,014,065 or US$1,500,000 in cash from Patagonia Gold S.A. (“Patagonia Gold”). The Company incurred $79,153 of acquisition costs. This NSR royalty is in connection with certain mining rights located on the Cap-Oeste Sur East (the “COSE”) property located in the province of Santa Cruz, Argentina and includes a NSR on all products mined or otherwise recovered from the COSE property, which is a gold and silver project that is 100%-owned by Minera Triton Argentina S.A., a wholly-owned subsidiary of Pan American Silver Corp. This agreement also includes a right of first refusal in favour of Metalla to acquire a future NSR royalty that may be granted by, or received by, the Patagonia Gold (or its affiliate) on its Cap-Oeste mine.

Santa Gertrudis acquisitions

In November 2018, the Company entered into a purchase and sale agreement to acquire a 2.0% NSR royalty payable by Agnico Eagle Mines Limited (“Agnico”) on the Santa Gertrudis gold property in Sonora, Mexico from GoGold Resources Inc. (“GoGold”) for $15,108,224 or US$12,000,000. Agnico has a right to repurchase 1% portion of this NSR royalty for US$7,500,000. The Company paid $7,863,540 or US$6,000,000 in cash and GoGold exercised its right to take half of the purchase price in 10,123,077 common shares of the Company (valued at $0.71 per share on November 7, 2018). The Company incurred $63,240 of acquisition costs.

ValGold acquisition

In July 2018, the Company completed its plan of arrangement to acquire all outstanding common shares of ValGold Resources Ltd. (“ValGold”), who held two NSR royalties and an exploration and evaluation project. Under the terms of arrangement, shareholders of ValGold received 0.1667 common shares of the Company for each ValGold common share held (the “Exchange Ratio”). On the closing date:

•	the Company issued 9,659,926 common shares (valued at $0.79 per share on July 31, 2018) in exchange for common shares and in-the-money stock options of ValGold; and
•	share purchase warrants of ValGold outstanding remained exercisable to acquire up to 2,616,831 common shares of the Company at $0.60 (Note 9).

The purchase price allocation for the ValGold acquisitions is as follow:

Considerations paid:
Common shares issued	$7,631,342
Reserve for ValGold share purchase warrants	801,345
Acquisition costs	167,157
8,599,844
Net asset acquired:
Cash	$588,533
Trade receivables and other	39,673
ValGold royalty interests	8,217,300
Trade and other payables	(245,662)
$8,599,844

The share purchase warrants of ValGold outstanding on the closing date remained exercisable for common shares of the Company at $0.60 per share until October 6, 2019 (Note 9). The fair value of these share purchase was estimated at $0.31 per share or $801,345 using the Black-Scholes option pricing model with assumptions as follows: risk-free interest rate of 2.07%, expected annual dividend yield of 2.07%, expected stock price volatility of 73%, expected life of 1.1 years, and forfeiture rate of 0%. The Company acquired the following non-current assets:

Garrison

A 2.0% NSR royalty payable by O3 Mining Inc. (“O3”) on the claims for (a) the Garrcon and Jonpol zones and (b) the eastern portion of the 903 Zone, both within its wholly-owned Garrison Project, which consists of a portfolio of properties spanning along the Destor-Porcupine Fault Zone in Ontario, Canada.

Los Platos

A 1.5% NSR royalty on the Los Platos exploration project located in Venezuela.

Tower Mountain project

The Tower Mountain project located in Ontario, Canada is wholly-owned by ValGold, who has completed an Independent Mineral Resource Estimation report in February 2006 indicating inferred resource of 151,000 ounces in a bulk tonnage model within 7,150,000 tonnes at an average grade of 0.66 grams per tonne gold. The Company entered into a sale agreement to sell the Tower Mountain project to the original owner for $150,000 (offset against pre-production royalty payable to the original owner) and a 2.0% NSR royalty on the property (Note 14).

Akasaba West acquisition

In May 2018, the Company completed the acquisition of a 2.0% NSR royalty payable by Agnico Eagle Mines Limited (“Agnico”) on its Akasaba West Mine for $250,000. There is an exemption on the first 210,000 ounces of gold produced and Agnico maintains its buy-back right of 1.0% for US$7,500,000. The Company incurred $12,572 of acquisition costs.

Coeur acquisitions

In July 2017, the Company completed the acquisition of three royalty and one silver stream interests from Coeur Mining Inc. (“Coeur”) for the following consideration: (a) 14,546,597 common shares of the Company, valued at $0.54 per share on July 31, 2017 or $7,855,161, and (b) an unsecured convertible debenture in the principal amount of $8,332,041 or US$6,677,476 (Note 7).

In addition to the three NSRs on the Joaquin project, Zaruma gold mine, and the Puchuldiza project (2.0%, 1.5%, and 1.5%, respectively), the Company acquired a silver stream interest, which is related to contained silver within the metals concentrate produced at the Endeavor mine in Australia. Under terms of the stream arrangement, the Company will have operating cost contribution of US$1.00 for each ounce (“oz.”) of payable silver, indexed annually for inflation (currently at US$1.35), plus a further increment of 50% of the amount by which silver price exceeds US$7.00 per ounce. In accordance with the agreement, Metalla will have the right to buy 100% of the silver production up to 20,000,000 oz. The purchase price allocation for the Coeur acquisitions is as follow:

Considerations paid:
Common shares issued	$7,855,161
Convertible debenture payable	8,332,041
Acquisition costs	110,321
16,297,523
Net asset acquired
Receivables	$563,882
Endeavor stream interest	9,061,929
Coeur royalty interests	6,903,406
Accounts payable and accrued liabilities	(231,693)
$16,297,523

During the year ended May 31, 2019, the Company received $105,273 (2018 - $240,296) related to one of the royalty interests acquired due to the reactivation of Core Gold Inc.’s subsidiary. The payments received have been recognized against the carrying amount.

Matamec acquisitions

In June 2017, the Company completed the acquisition of an additional 1% net smelter return (“NSR”) royalty interest (totaling 2%) on the Holye Pond extension property and a 1% NSR royalty interest on the Montclerg property located northeast of Goldcorp’s Hoyle Pond mine from Matamec Exploration Inc. (“Matamec”). for the following consideration: (a) $500,000 and (b) 2,000,000 units (valued at $0.50 per share on May 30, 2017 or $1,000,000), where each unit consists of one common share of the Company and one-half share purchase warrant; and each full share purchase warrant is exercisable at $0.75 for two years. The Company incurred $13,728 of acquisition costs.